COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Operating Leases Segment [Line Items]
Schedule of Future Minimum Payments Under Operating Leases
Minimum lease commitments under non-cancelable operating lease agreements as of December 31, 2017, are as follows:

Lease
Year ending December 31,	commitments

2018	$1,391
2019	621
2020	141
2021	134
2022 and thereafter	279

$2,566

Space Segment Services [Member]
Operating Leases Segment [Line Items]
Schedule of Future Minimum Payments Under Operating Leases
Future minimum payments due for space segment services to be rendered subsequent to December 31, 2017, are as follows:

Year ending December 31,

2018	$7,409
2019	3,942
2020	4,515
2021	332
2022	304

$16,502